Variable Interest Entities (Details 3) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013
Financial Statement Information - Holmdel [Abstract]
Assets	$ 12,800	$ 15,200	$ 12,800	$ 15,200	$ 13,700
Liabilities	1,900	200	1,900	200	2,300
Equity	10,900	15,000	10,900	15,000	11,400
Revenue	2,200	4,000	5,300	4,000	8,000
Expenses	800	3,500	2,100	3,500	1,600
Net income	$ 1,400	$ 500	$ 3,200	$ 500	$ 6,400